COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jan. 20, 2021	Jun. 05, 2020	Mar. 31, 2023	Dec. 31, 2022
Power Up Lending Group Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Judgment for an amount of not less		$ 420,750
Damage amount	$ 420,750
Employment Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of severance upon termination			$ 50,000	$ 50,000